Private Pension Liabilities - Summary Of Net Defined Benefit Liability (Asset) (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Beginning balance	R$ 3,759,090	R$ 16,059	R$ 16,059
Contributions received	278,357	1,766	609,639	R$ 16,059
Transfer with third party plans	1,636,370	31,777	3,047,492
Redemptions paid	(46,585)		(20,153)
Gain (loss) from FIE	(472,144)	324
Interest received from FIE			106,053
Ending Balance	5,155,088	49,926	3,759,090	16,059
Contributions invested in FIEs	R$ 5,155,088	R$ 49,926	R$ 3,759,090	R$ 16,059